UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2018 (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) December 31, 2018

Shares		Cost	Value
Common Stocks - 98.2%
Communication Services
	Interactive Home Entertainment - 2.0%
23,910	Take-Two Interactive Software, Inc.*	$2,478,729	$2,461,296
	Interactive Media & Services - 2.1%
76,000	CarGurus, Inc.*,1	2,820,832	2,563,480

Total Communication Services		5,299,561	5,024,776
	This sector is 5.2% below your Fund’s cost.
Consumer Discretionary
	Apparel Retail - 4.9%
16,799	Burlington Stores, Inc.*,1	2,508,806	2,732,693
62,344	Foot Locker, Inc.	2,980,620	3,316,701
	Apparel, Accessories & Luxury Goods - 2.0%
33,911	VF Corp.	2,756,918	2,419,211
	Footwear - 7.6%
114,550	Crocs, Inc.*	3,016,959	2,976,009
27,500	Deckers Outdoor Corp.*	2,676,979	3,518,625
89,700	Wolverine World Wide, Inc.	2,511,526	2,860,533
	General Merchandise Stores - 4.3%
23,700	Dollar General Corp.	2,487,257	2,561,496
30,728	Dollar Tree, Inc.*	2,690,658	2,775,353
	Household Appliances - 1.9%
18,399	Helen of Troy, Ltd.*	2,585,622	2,413,581
	Leisure Products - 2.0%
53,899	Brunswick Corp.	2,463,040	2,503,608
	Restaurants - 2.4%
6,899	Chipotle Mexican Grill, Inc.*	3,347,440	2,978,919
	Specialty Stores - 2.7%
32,356	Five Below, Inc.*	3,641,783	3,310,666

Total Consumer Discretionary		33,667,608	34,367,395
	This sector is 2.1% above your Fund’s cost.
Consumer Staples
	Hypermarkets & Super Centers - 2.0%
112,225	BJ’s Wholesale Club Holdings, Inc.*	2,886,142	2,486,906
	This sector is 13.8% below your Fund’s cost.
Financials
	Consumer Finance - 2.3%
36,600	Green Dot Corp., Class A*	1,763,754	2,910,432
	This sector is 65.0% above your Fund’s cost.
Health Care
	Biotechnology - 4.5%
50,142	Emergent BioSolutions, Inc.*	3,416,442	2,972,418
40,631	Exact Sciences Corp.*,1	2,806,831	2,563,816

Shares		Cost	Value
	Health Care Services - 2.2%
72,226	Guardant Health, Inc.*	$2,217,297	$2,714,975
	Health Care Distributors - 1.9%
29,300	Henry Schein, Inc.*,1	2,494,825	2,300,636
	Health Care Equipment - 4.7%
76,550	Tandem Diabetes Care, Inc.*,1	3,428,767	2,906,604
106,800	Wright Medical Group, N.V. (Netherlands)*	3,076,589	2,907,096
	Health Care Technology - 2.4%
107,864	HMS Holdings Corp.*	3,294,356	3,034,214
	Life Sciences Tools & Services - 4.5%
39,400	PRA Health Sciences, Inc.*	2,597,647	3,623,224
8,531	Thermo Fisher Scientific, Inc.	1,134,218	1,909,153
	Pharmaceuticals - 3.0%
116,578	Elanco Animal Health, Inc.*,1	3,656,188	3,675,704

Total Health Care		28,123,160	28,607,840
	This sector is 1.7% above your Fund’s cost.
Industrials
	Building Products - 2.6%
53,188	Trex Co., Inc.*	3,385,753	3,157,240
	Diversified Support Services - 2.3%
17,000	Cintas Corp.	3,085,693	2,855,830
	Human Resource & Employment Services - 2.0%
26,904	Insperity, Inc.	2,806,997	2,511,757

Total Industrials		9,278,443	8,524,827
	This sector is 8.1% below your Fund’s cost.
Information Technology
	Application Software - 8.8%
137,752	Avaya Holdings Corp.*	2,952,908	2,005,669
82,450	Ceridian HCM Holding, Inc.*	2,708,828	2,843,701
35,000	RingCentral, Inc., Class A*	2,900,620	2,885,400
26,855	The Trade Desk, Inc., Class A*,1	2,543,883	3,116,791
	Communications Equipment - 6.1%
139,900	Ciena Corp.*	3,739,085	4,744,009
14,880	Palo Alto Networks, Inc.*	2,721,453	2,802,648
	Data Processing & Outsourced Services - 4.5%
57,976	Black Knight, Inc.*	1,508,143	2,612,399
28,555	Global Payments, Inc.	2,106,166	2,944,877
	Electronic Equipment & Instruments - 2.2%
43,392	Keysight Technologies, Inc.*	2,650,735	2,693,775
	IT Consulting & Other Services - 2.3%
61,685	Booz Allen Hamilton Holding Corp.	2,715,809	2,780,143

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Semiconductors - 4.0%
133,927	Advanced Micro Devices, Inc.*,1	$1,722,598	$2,472,292
57,965	Cree, Inc.*	2,372,636	2,479,453
	Systems Software - 2.2%
15,297	ServiceNow, Inc.*	1,806,593	2,723,631
	Technology Hardware, Storage & Peripherals - 1.8%
139,500	Pure Storage, Inc., Class A*	2,710,098	2,243,160

Total Information Technology		35,159,555	39,347,948
	This sector is 11.9% above your Fund’s cost.
Total Common Stocks		116,178,223	121,270,124

Short-Term Investments - 2.2%
Other Investment Companies - 2.2%
904,170	Dreyfus Government Cash Management Fund, Institutional Shares, 2.29%[2]	904,170	904,170

Shares		Cost	Value
904,170	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	$904,170	$904,170
931,569	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.36%[2]	931,569	931,569
	Total Other Investment Companies	2,739,909	2,739,909

Total Short-Term Investments		2,739,909	2,739,909
Total Investments - 100.4%		118,918,132	124,010,033
Other Assets, less Liabilities - (0.4%)			(539,614)
Total Net Assets - 100.0%			$123,470,419

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $18,298,853 or 14.8% of net assets, were out on loan to various brokers and are collateralized by various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Yield shown represents the December 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$121,270,124	—	—	$121,270,124
Short-Term Investments
Other Investment Companies	2,739,909	—	—	2,739,909

Total Investments in Securities	$124,010,033	—	—	$124,010,033

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended December 31, 2018, there were no transfers in or out of Level 3.

2

Notes to Schedule of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

3

Notes to Schedule of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Fund participates in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and, effective October 1, 2018, may also be accepted in U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Fund is indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Securities collateral consists of U.S. Treasury Obligations with maturity dates and coupon rates from, 1/15/2019 to 8/15/2047, and 0.00% to 8.75%, respectively.

The value of securities loaned on positions held, cash and securities collateral received at December 31, 2018, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
Brandywine Advisors Mid Cap Growth	$18,298,853	—	$18,320,961	$18,320,961

4

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) December 31, 2018

Shares		Cost	Value
Common Stocks - 98.6%
Communication Services
	Cable & Satellite - 1.5%
296,446	Comcast Corp., Class A	$11,366,877	$10,093,986
	Interactive Home Entertainment - 1.3%
90,555	Take-Two Interactive Software, Inc.*	9,856,980	9,321,732
	Interactive Media & Services - 2.6%
17,429	Alphabet, Inc., Class A*	11,980,700	18,212,608
	Movies & Entertainment - 1.6%
42,587	Netflix, Inc.*	4,776,967	11,398,836

Total Communication Services		37,981,524	49,027,162
	This sector is 29.1% above your Fund’s cost.
Consumer Discretionary
	Apparel Retail - 4.8%
36,965	Burlington Stores, Inc.*,[1]	5,524,809	6,013,097
285,886	Foot Locker, Inc.	13,756,223	15,209,135
272,376	The TJX Cos., Inc.	11,933,268	12,186,102
	Apparel, Accessories & Luxury Goods - 1.4%
134,152	VF Corp.	12,562,226	9,570,404
	Automotive Retail - 0.4%
46,917	Monro, Inc.	3,203,452	3,225,544
	Footwear - 5.4%
105,275	Deckers Outdoor Corp.*	7,329,901	13,469,936
167,186	NIKE, Inc., Class B	12,234,367	12,395,170
370,564	Wolverine World Wide, Inc.	10,364,579	11,817,286
	General Merchandise Stores - 3.2%
97,156	Dollar General Corp.	10,107,955	10,500,621
129,945	Dollar Tree, Inc.*	11,337,533	11,736,632
	Household Appliances - 1.4%
74,412	Helen of Troy, Ltd.*	10,408,985	9,761,366
	Internet & Direct Marketing Retail - 5.1%
14,555	Amazon.com, Inc.*	14,410,366	21,861,173
8,059	Booking Holdings, Inc.*	15,543,987	13,880,983
	Leisure Products - 1.5%
230,658	Brunswick Corp.	10,425,347	10,714,064
	Restaurants - 1.3%
21,803	Chipotle Mexican Grill, Inc.*	10,679,434	9,414,317
	Specialty Stores - 1.5%
103,246	Five Below, Inc.*	11,984,348	10,564,131

Total Consumer Discretionary		171,806,780	182,319,961
	This sector is 6.1% above your Fund’s cost.

Shares		Cost	Value
Consumer Staples
	Hypermarkets & Super Centers - 0.3%
101,223	BJ’s Wholesale Club Holdings, Inc.*	$2,108,483	$2,243,102
	Packaged Foods & Meats - 0.2%
17,060	Calavo Growers, Inc.[1]	855,811	1,244,697

Total Consumer Staples		2,964,294	3,487,799
	This sector is 17.7% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 2.5%
93,140	CME Group, Inc.	8,750,461	17,521,497
	Insurance Brokers - 1.2%
223,383	eHealth, Inc.*,[1]	7,659,419	8,582,375

Total Financials		16,409,880	26,103,872
	This sector is 59.1% above your Fund’s cost.
Health Care
	Biotechnology - 2.9%
140,586	Emergent BioSolutions, Inc.*	9,584,316	8,333,938
31,716	Regeneron Pharmaceuticals, Inc.*	11,210,034	11,845,926
	Health Care Services - 0.7%
125,844	Guardant Health, Inc.*	3,853,958	4,730,476
	Health Care Distributors - 1.4%
125,885	Henry Schein, Inc.*,[1]	10,755,107	9,884,490
	Health Care Equipment - 5.0%
205,465	Abbott Laboratories	12,225,583	14,861,283
79,976	Integer Holdings Corp.*	5,947,784	6,098,970
370,200	Tandem Diabetes Care, Inc.*,[1]	15,487,699	14,056,494
	Health Care Technology - 2.9%
203,980	HMS Holdings Corp.*	3,565,939	5,737,957
100,340	Tabula Rasa HealthCare, Inc.*,[1]	7,437,059	6,397,679
203,590	Vocera Communications, Inc.*	7,650,093	8,011,267
	Life Sciences Tools & Services - 2.8%
22,205	Illumina, Inc.*	7,473,777	6,659,946
57,255	Thermo Fisher Scientific, Inc.	8,809,594	12,813,096
	Managed Health Care - 1.6%
44,976	UnitedHealth Group, Inc.	11,028,963	11,204,421
	Pharmaceuticals - 2.6%
313,700	AstraZeneca PLC (United Kingdom)[1]	12,237,376	11,914,326
214,412	Elanco Animal Health, Inc.*,[1]	6,947,640	6,760,411

Total Health Care		134,214,922	139,310,680
	This sector is 3.8% above your Fund’s cost.
Industrials
	Building Products - 1.4%
170,848	Trex Co., Inc.*	11,055,006	10,141,537

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Human Resource & Employment Services - 1.4%
102,936	Insperity, Inc.	$10,467,261	$9,610,105

Total Industrials		21,522,267	19,751,642
	This sector is 8.2% below your Fund’s cost.
Information Technology
	Application Software - 10.2%
42,250	Adobe, Inc.*	10,541,539	9,558,640
568,184	Avaya Holdings Corp.*	12,181,223	8,272,759
63,522	Ceridian HCM Holding, Inc.*	1,813,269	2,190,874
155,485	RingCentral, Inc., Class A*,1	12,918,163	12,818,183
142,880	salesforce.com, Inc.*	10,821,894	19,570,273
160,662	The Trade Desk, Inc., Class A*,1	7,554,141	18,646,432
	Communications Equipment - 6.5%
723,843	Ciena Corp.*,1	19,126,799	24,545,516
192,283	Cisco Systems, Inc.	8,637,262	8,331,622
65,913	Palo Alto Networks, Inc.*	11,967,070	12,414,714
	Data Processing & Outsourced Services - 9.4%
176,960	Black Knight, Inc.*	4,502,085	7,973,818
139,960	Global Payments, Inc.	10,039,962	14,434,075
88,532	Mastercard, Inc., Class A	16,194,432	16,701,562
131,844	PayPal Holdings, Inc.*	10,876,168	11,086,762
119,890	Visa, Inc., Class A	8,635,439	15,818,286
	Electronic Equipment & Instruments - 1.6%
183,710	Keysight Technologies, Inc.*	11,189,132	11,404,717
	Internet Services & Infrastructure - 0.1%
243,470	Limelight Networks, Inc.*	1,192,273	569,720
	IT Consulting & Other Services - 1.8%
284,161	Booz Allen Hamilton Holding Corp.	12,560,155	12,807,136
	Semiconductors - 2.0%
761,831	Advanced Micro Devices, Inc.*,1	9,794,553	14,063,400

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $83,043,472 or 11.9% of net assets, were out on loan to various brokers and are collateralized by cash and various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

[2]	Cash collateral received from brokers for securities lending was invested in these joint repurchase agreements.

Shares		Cost	Value
	Systems Software - 5.8%
306,950	Microsoft Corp.	$25,328,855	$31,176,912
52,206	ServiceNow, Inc.*	4,163,474	9,295,278
	Technology Hardware, Storage & Peripherals - 1.3%
575,400	Pure Storage, Inc., Class A*	11,434,238	9,252,432

Total Information Technology		221,472,126	270,933,111
	This sector is 22.3% above your Fund’s cost.
Total Common Stocks		606,371,793	690,934,227

Principal Amount
Short-Term Investments - 2.3%
Joint Repurchase Agreements - 0.1%[2]
$ 435,698	Cantor Fitzgerald Securities, Inc., dated 12/31/18, due 01/02/19, 3.350% total to be received $435,779 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 01/25/19 - 10/20/68, totaling $444,412)	435,698	435,698

Shares
Other Investment Companies - 2.2%
5,201,705	Dreyfus Government Cash Management Fund, Institutional Shares, 2.29%[3]	5,201,705	5,201,705
5,201,705	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[3]	5,201,705	5,201,705
5,359,332	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.36%[3]	5,359,332	5,359,332
	Total Other Investment Companies	15,762,742	15,762,742

Total Short-Term Investments		16,198,440	16,198,440
Total Investments - 100.9%		622,570,233	707,132,667
Other Assets, less Liabilities - (0.9%)			(6,482,235)
Total Net Assets - 100.0%			$700,650,432

[3]	Yield shown represents the December 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$690,934,227	—	—	$690,934,227
Short-Term Investments
Joint Repurchase Agreements	—	$435,698	—	435,698
Other Investment Companies	15,762,742	—	—	15,762,742

Total Investments in Securities	$706,696,969	$435,698	—	$707,132,667

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended December 31, 2018, there were no transfers in or out of Level 3.

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) December 31, 2018

Shares		Cost	Value
Common Stocks - 98.0%
Communication Services
	Cable & Satellite - 1.9%
86,600	Comcast Corp., Class A	$3,338,611	$2,948,730
	Interactive Home Entertainment - 2.1%
31,595	Take-Two Interactive Software, Inc.*	3,132,874	3,252,389
	Interactive Media & Services - 3.3%
4,807	Alphabet, Inc., Class A*	3,308,126	5,023,123
	Movies & Entertainment - 2.4%
13,585	Netflix, Inc.*	2,334,489	3,636,161

Total Communication Services		12,114,100	14,860,403
	This sector is 22.7% above your Fund’s cost.
Consumer Discretionary
	Apparel Retail - 4.6%
20,959	Burlington Stores, Inc.*	3,130,382	3,409,401
81,920	The TJX Cos., Inc.	3,562,569	3,665,101
	Apparel, Accessories & Luxury Goods - 2.3%
49,039	VF Corp.	3,990,768	3,498,442
	Footwear - 2.3%
46,723	NIKE, Inc., Class B	3,419,452	3,464,043
	General Merchandise Stores - 2.5%
43,163	Dollar Tree, Inc.*	3,768,794	3,898,482
	Internet & Direct Marketing Retail - 5.6%
3,208	Amazon.com, Inc.*	3,735,228	4,818,320
2,196	Booking Holdings, Inc.*	4,197,839	3,782,434
	Restaurants - 2.2%
7,800	Chipotle Mexican Grill, Inc.*	3,797,979	3,367,962
	Specialty Stores - 2.5%
36,781	Five Below, Inc.*	4,184,638	3,763,432

Total Consumer Discretionary		33,787,649	33,667,617
	This sector is 0.4% below your Fund’s cost.
Financials
	Financial Exchanges & Data - 3.3%
27,025	CME Group, Inc.	2,538,801	5,083,943
	This sector is 100.2% above your Fund’s cost.
Health Care
	Biotechnology - 4.7%
57,479	Exact Sciences Corp.*,1	4,146,075	3,626,925
9,300	Regeneron Pharmaceuticals, Inc.*	3,284,298	3,473,550
	Health Care Distributors - 1.9%
37,000	Henry Schein, Inc.*,1	3,150,482	2,905,240
	Health Care Equipment - 3.0%
62,300	Abbott Laboratories	3,825,105	4,506,159

Shares		Cost	Value
2,000	Boston Scientific Corp.*	$65,709	$70,680
	Life Sciences Tools & Services - 4.4%
8,514	Illumina, Inc.*	2,652,748	2,553,604
18,700	Thermo Fisher Scientific, Inc.	2,890,097	4,184,873
	Managed Health Care - 2.0%
12,524	UnitedHealth Group, Inc.	3,061,234	3,119,979
	Pharmaceuticals - 6.0%
89,300	AstraZeneca PLC (United Kingdom)[1]	3,502,532	3,391,614
77,521	Elanco Animal Health, Inc.*,1	2,474,354	2,444,237
29,000	Eli Lilly & Co.	3,331,816	3,355,880

Total Health Care		32,384,450	33,632,741
	This sector is 3.9% above your Fund’s cost.
Industrials
	Diversified Support Services - 2.0%
18,450	Cintas Corp.	3,067,658	3,099,416
	This sector is 1.0% above your Fund’s cost.
Information Technology
	Application Software - 5.9%
14,985	Adobe, Inc.*	3,722,862	3,390,207
41,060	salesforce.com, Inc.*	3,187,380	5,623,988
	Communications Equipment - 4.4%
71,433	Cisco Systems, Inc.	3,265,417	3,095,192
18,795	Palo Alto Networks, Inc.*	3,435,904	3,540,038
	Data Processing & Outsourced Services - 12.3%
70,000	Black Knight, Inc.*	3,445,952	3,154,200
37,520	Global Payments, Inc.	2,696,027	3,869,438
20,700	Mastercard, Inc., Class A	3,608,354	3,905,055
40,325	PayPal Holdings, Inc.*	3,351,513	3,390,929
34,550	Visa, Inc., Class A	2,485,667	4,558,527
	Electronic Equipment & Instruments - 2.2%
54,940	Keysight Technologies, Inc.*	3,355,553	3,410,675
	IT Consulting & Other Services - 2.4%
82,379	Booz Allen Hamilton Holding Corp.	3,654,782	3,712,821
	Semiconductors - 2.9%
236,332	Advanced Micro Devices, Inc.*,1	3,038,265	4,362,689
	Systems Software - 8.9%
100,800	Microsoft Corp.	6,616,654	10,238,256
19,309	ServiceNow, Inc.*,1	1,997,743	3,437,967

Total Information Technology		47,862,073	59,689,982
	This sector is 24.7% above your Fund’s cost.
Total Common Stocks		131,754,731	150,034,102

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Short-Term Investments - 2.4%
Other Investment Companies - 2.4%
1,193,848	Dreyfus Government Cash Management Fund, Institutional Shares, 2.29%[2]	$1,193,848	$1,193,848
1,193,848	Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.40%[2]	1,193,848	1,193,848
1,230,026	JPMorgan U.S. Government Money Market Fund, IM Shares, 2.36%[2]	1,230,026	1,230,026

*	Non-income producing security.
[1]

Some or all of these securities, amounting to $12,877,844 or 8.4% of net assets, were out on loan to various brokers and are collateralized by various U.S. Treasury Obligations. See Notes to Schedule of Portfolio of Investments.

	Cost	Value
Total Other Investment Companies	$3,617,722	$3,617,722

Total Short-Term Investments	3,617,722	3,617,722
Total Investments - 100.4%	135,372,453	153,651,824
Other Assets, less Liabilities - (0.4%)		(579,888)
Total Net Assets - 100.0%		$153,071,936

[2]	Yield shown represents the December 31, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$150,034,102	—	—	$150,034,102
Short-Term Investments
Other Investment Companies	3,617,722	—	—	3,617,722

Total Investments in Securities	$153,651,824	—	—	$153,651,824

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the period ended December 31, 2018, there were no transfers in or out of Level 3.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

Notes to Schedules of Portfolio of Investments (continued)

PORTFOLIO SECURITIES LOANED

The Funds participate in the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and, effective October 1, 2018, may also be accepted in U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Securities collateral consists of U.S. Treasury Obligations with maturity dates and coupon rates from, 1/15/2019 to 8/15/2047, and 0.00% to 8.75%, respectively.

The value of securities loaned on positions held, cash and securities collateral received at December 31, 2018, were as follows:

		Cash	Securities	Total
	Securities	Collateral	Collateral	Collateral
Fund	Loaned	Received	Received	Received
Brandywine	$83,043,472	$435,698	$82,935,013	$83,370,711
Brandywine Blue	12,877,844	—	13,027,504	13,027,504

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds I

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	2/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	2/8/2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	2/8/2019